FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of financial instruments measured at amortized cost - Financial assets

	Financial assets as subsequently
	measured at amortized cost
	December 31,	December 31,
	2023	2022
Trade receivables	18,641	16,231

Schedule of financial instruments measured at amortized cost - Financial liabilities

	Financial liabilities as subsequently
	measured at amortized cost
	December 31,	December 31,
	2023	2022
Trade payables	7,504	4,327
Accrued liabilities	13,983	14,817
Convertible debt	2,445	6,648
Lease obligations on right of use assets	3,277	638
Other liabilities	347	405
Loans payable	—	109
	27,556	26,944

Schedule of fair values and fair value hierarchy

	December 31, 2023				December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit and loss:
Cash and cash equivalents	8,796	—	—	8,796	11,287	—	—	11,287

Financial liabilities
Fair value through profit and loss:
Derivative liability	—	471	—	471	—	1,320	—	1,320
Deferred consideration	—	2,939	—	2,939	—	3,297	—	3,297
Other liabilities	—	—	269	269	—	—	74	74

Fair value through other comprehensive income:
Other liabilities	—	—	104	104	—	—	160	160

Schedule of undiscounted contractual maturities of financial liabilities

	2024	2025	2026	2027	Thereafter	Total
Trade payables and other liabilities	21,846	—	—	—	—	21,846
Convertible debt	3,620	—	—	—	—	3,620
Lease obligations on right of use assets	739	732	696	713	731	3,611
Loans payable	—	—	—	—	—	—
Other non-current liabilities	1	3	3	7	778	792
	26,206	735	699	720	1,509	29,869

Schedule of expected credit loss rate for each aging category of accounts receivable

The provision matrix below shows the expected credit loss rate for each aging category of trade receivable as at December 31, 2023:

		Aging (months)
	Note	<1	1 - 3	>3	Total
Gross trade receivable	16	17,711	1,275	1,714	20,700
Expected loss rate		2.36%	4.82%	92.23%	9.95%
Expected loss provision	16	417	61	1,581	2,059

The provision matrix below shows the expected credit loss rate for each aging category of accounts receivable as at December 31, 2022:

		Aging (months)
	Note	<1	1 - 3	>3	Total
Gross trade receivable	16	15,759	1,313	1,594	18,666
Expected loss rate		3.46%	40.21%	85.45%	13.05%
Expected loss provision	16	545	528	1,362	2,435